CAPITAL - Share Repurchase (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Oct. 23, 2012
Capital [Abstract]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased			5,000,000
Treasury Stock, Shares, Acquired	239,967	40,255
Treasury Stock Acquired, Average Cost Per Share	$ 18.75	$ 17.32
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased	3,509,133
Preferred Stock, Shares Authorized	10,000,000